Note 5 - Consolidated Financial Statement Details (Details) - Cash and Cash Equivalents (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents [Abstract]
Cash		$ 798		$ 31,024
Money market deposit accounts		28,022
Money market funds		1,293		44
	$ 27,529	$ 30,113	$ 30,755	$ 31,068	$ 70,326